UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                   (FMA LOGO)

                         FIDUCIARY MANAGEMENT ASSOCIATES

                           FMA SMALL COMPANY PORTFOLIO

                         THE ADVISORS' INNER CIRCLE FUND

                                  ANNUAL REPORT
                                October 31, 2008

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2008

                                TABLE OF CONTENTS

Shareholders' Letter .....................................................     1

Schedule of Investments ..................................................     3

Statement of Assets and Liabilities ......................................     7

Statement of Operations ..................................................     8

Statement of Changes in Net Assets .......................................     9

Financial Highlights .....................................................    10

Notes to Financial Statements ............................................    12

Report of Independent Registered Public Accounting Firm ..................    17

Disclosure of Portfolio Expenses .........................................    18

Trustees and Officers of The Advisors' Inner Circle Fund .................    20

Notice to Shareholders ...................................................    24

The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-FMA-8333; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2008

Dear Fellow Shareholder:

The fiscal year ended October 31, 2008 was characterized by intense investor apprehension and significant volatility within financial markets. The strain felt in financial markets which began with a slowdown in U.S. housing activity, originally thought to be contained to the sub-prime mortgage market, has become considerably more pervasive and led to distress throughout the capital markets. In addition, distressed credit markets, triggered in part by exotic financial instruments and derivatives linked to mortgages, has led to higher interest rate spreads and a virtual disappearance of liquidity for loans and other credit instruments. Furthermore, higher energy prices placed additional pressure on U.S. consumer demand which has evolved into falling global demand and a significant decline in commodity prices. The culmination of these events has led to a substantial slowdown of global economic activity. In response to the current economic setting, there has been a significant level of intervention initiated by the Federal Reserve and the U.S. Treasury to enhance liquidity and stability in capital markets. However, this environment has not been conducive to the performance of equity markets in general and small cap equities in particular. While we are dissatisfied with the absolute return opportunity presented by small cap securities during the past year, we are pleased to report that the FMA Small Company Portfolio, Investor Class, produced very favorable relative performance as it posted a decline of 29.67% as compared to the 34.16% decline for the Russell 2000 Index. The FMA Small Company Portfolio, Institutional Class, posted a decline of 22.95% from May 2, 2008 (inception) through October 31, 2008 compared to a 22.59% decline for the Russell 2000 Index over the same period. Over the three-year period ended October 31, 2008, the FMA Small Company Portfolio, Investor Class, produced an annualized return of -2.33% while the Russell 2000 Index was -4.79% for the same period.

As diverging opinions about the course and direction of future economic activity formed throughout the year and market participants tried to analyze and quantify the systemic risks affecting equity markets, a perilous and frenzied trading atmosphere led to massive divergences in equity market performance and abrupt shifts in market leadership. Initial leadership for small cap equities was driven by the energy, materials, and producer durable sectors, as global demand for commodities, power, and infrastructure particularly in developing countries benefited these areas of the market. However, as global demand began to slow and commodity prices fell, small cap market leadership shifted to the financial services sector as some of these companies were viewed as beneficiaries of government action to stabilize capital markets. The healthcare and consumer staples sectors also provided market leadership as they are less exposed to a cyclical downturn in the global economy. The performance of the FMA Small Company Portfolio, Investor Class, benefited early in the year from its alignment with sector strategies which emphasized international exposure related superior global growth prospects coupled with an increased exposure to financial services and healthcare sectors as the year progressed. Additionally, strong relative returns were driven by stock selection, most notably within the technology, financial services, and healthcare sectors.

Slowing U.S. and global economic activity, significant credit market dislocations, lack of liquidity, and widening credit spreads, have caused the Federal Reserve and the U.S. Government to act expeditiously to implement multiple levels of intervention in an effort to bring more balance and stability to capital markets. In the meantime, our investment team continues to seek out high-quality companies with good growth prospects at attractive valuations and invest alongside our shareholders as we remain responsive to new opportunities in a changing environment. While the financial markets have been particularly challenging this year, we believe our conservative approach to relative value investing will continue to prove rewarding for our shareholders.

Respectfully submitted,


/s/ Kathryn A. Vorisek                  /s/ Leo Harmon

Kathryn A. Vorisek                      Leo Harmon, CFA
Chief Investment Officer                Senior Director

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2008

                               (PERFORMANCE GRAPH)

Growth of a $10,000 Investment

   AVERAGE ANNUAL TOTAL RETURN*
FOR PERIODS ENDED OCTOBER 31, 2008
-----------------------------------
   One Year   5 Years   10 Years
   --------   -------   --------
    -29.67%    4.15%      5.66%

           FMA SMALL COMPANY
       PORTFOLIO INVESTOR CLASS   RUSSELL 2000 INDEX   S&P 500 INDEX
       ------------------------   ------------------   -------------
10/31/08        $10,000                 $10,000           $10,000
1999              9,237                  11,487            12,567
2000             11,478                  13,486            13,332
2001             11,659                  11,774            10,012
2002             11,386                  10,411             8,500
2003             14,153                  14,926            10,267
2004             16,757                  16,677            11,235
2005             18,612                  18,692            12,214
2006             22,534                  22,426            14,210
2007             24,659                  24,506            16,279
2008             17,343                  16,134            10,403

                         Periods ended on October 31st

* If the Adviser had not limited certain expenses, the Portfolio's total return would have been lower.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
              REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST.
            PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE.
   THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND
                               ALL CAPITAL GAINS.
    INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE
          NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE
    PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
       ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                      DEFINITION OF THE COMPARATIVE INDICES

RUSSELL 2000(R) INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

S&P 500 INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times the number of shares outstanding), with each stock's weight in the index proportionate to its market value.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2008

INDUSTRY WEIGHTINGS (UNAUDITED)++

                                   (BAR CHART)

Banks                               15.2%
Medical Products & Services         10.7%
Real Estate Investment Trusts        7.6%
Semiconductors                       4.8%
Gas Utilities                        4.6%
Insurance                            4.6%
Consumer Products                    4.5%
Retail                               3.8%
Electronic Equipment                 3.3%
Short-term Investments               3.1%
Business Services                    3.1%
Food & Beverage                      2.9%
Materials & Processing               2.7%
Energy Equipment & Services          2.5%
Industrial                           2.1%
Transportation                       1.9%
Packaging                            1.6%
Aerospace & Defense                  1.6%
Electronic Equipment & Controls      1.6%
Entertainment                        1.6%
Miscellaneous Consumer Services      1.6%
Distribution/Wholesale               1.5%
Apparel / Textiles                   1.5%
Computer Software                    1.5%
Commercial Services                  1.5%
Restaurants                          1.4%
Environmental Services               1.3%
Securities Brokerage / Dealers       1.2%
Food & Drug Retailing                1.1%
Chemicals                            1.0%
Machinery                            1.0%
Coal Mining                          0.9%
Communications Equipment             0.7%

++   PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.6%

                                                        SHARES        VALUE
                                                      ---------   ------------
AEROSPACE & DEFENSE -- 1.6%
Moog, Cl A* .........................................    60,076   $  2,109,869
                                                                  ------------
APPAREL/TEXTILES -- 1.5%
Wolverine World Wide ................................    83,800      1,969,300
                                                                  ------------
BANKS -- 15.2%
Associated Banc-Corp ................................    83,800      1,848,628
Astoria Financial ...................................   136,200      2,590,524
Bancorpsouth ........................................    92,300      2,240,121
FirstMerit ..........................................    83,500      1,947,220
Pacific Capital Bancorp .............................    66,500      1,306,060
Prosperity Bancshares ...............................    55,500      1,843,155
TCF Financial .......................................   137,212      2,434,141
United Bankshares ...................................    70,000      2,233,000
Webster Financial ...................................    70,400      1,305,216
Wilmington Trust ....................................    70,600      2,037,516
                                                                  ------------
                                                                    19,785,581
                                                                  ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2008

COMMON STOCK - CONTINUED

                                                        SHARES        VALUE
                                                      ---------   ------------
BUSINESS SERVICES -- 3.1%
Navigant Consulting* ................................   116,000   $  1,875,720
Watson Wyatt Worldwide, Cl A ........................    49,600      2,106,512
                                                                  ------------
                                                                     3,982,232
                                                                  ------------
CHEMICALS -- 1.0%
HB Fuller ...........................................    74,300      1,312,881
                                                                  ------------
COAL MINING -- 0.9%
Foundation Coal Holdings ............................    58,300      1,210,308
                                                                  ------------
COMMERCIAL SERVICES -- 1.5%
SYKES Enterprises* ..................................   119,300      1,904,028
                                                                  ------------
COMMUNICATIONS EQUIPMENT -- 0.7%
CommScope* ..........................................    64,200        944,382
                                                                  ------------
COMPUTER SOFTWARE -- 1.5%
Informatica* ........................................   139,500      1,959,975
                                                                  ------------
CONSUMER PRODUCTS -- 4.5%
Alberto-Culver, Cl B ................................    82,300      2,117,579
Inter Parfums .......................................   141,135      1,645,634
Matthews International, Cl A ........................    47,492      2,119,568
                                                                  ------------
                                                                     5,882,781
                                                                  ------------
DISTRIBUTION/WHOLESALE -- 1.5%
Watsco ..............................................    48,600      1,996,974
                                                                  ------------
ELECTRONIC EQUIPMENT -- 3.3%
National Instruments ................................    88,200      2,240,280
Varian* .............................................    55,800      2,056,230
                                                                  ------------
                                                                     4,296,510
                                                                  ------------
ELECTRONIC EQUIPMENTS & CONTROLS -- 1.6%
Woodward Governor ...................................    65,163      2,091,732
                                                                  ------------
ENERGY EQUIPMENT & SERVICES -- 2.5%
Atwood Oceanics* ....................................    70,500      1,937,340
Dril-Quip* ..........................................    54,000      1,333,800
                                                                  ------------
                                                                     3,271,140
                                                                  ------------
ENTERTAINMENT -- 1.6%
WMS Industries* .....................................    81,800      2,045,000
                                                                  ------------
ENVIRONMENTAL SERVICES -- 1.3%
Clean Harbors* ......................................    26,000      1,704,820
                                                                  ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2008

COMMON STOCK - CONTINUED

                                                          SHARES      VALUE
                                                         -------   -----------
FOOD & BEVERAGE -- 2.9%
Hain Celestial Group* ...............................     81,894   $ 1,903,217
J&J Snack Foods .....................................     60,761     1,905,465
                                                                   -----------
                                                                     3,808,682
                                                                   -----------
FOOD & DRUG RETAILING -- 1.1%
Spartan Stores ......................................     51,700     1,395,383
                                                                   -----------
GAS UTILITIES -- 4.6%
New Jersey Resources ................................     96,050     3,576,902
WGL Holdings ........................................     74,600     2,401,374
                                                                   -----------
                                                                     5,978,276
                                                                   -----------
INDUSTRIAL -- 2.1%
Kaydon ..............................................     41,200     1,376,492
Nordson .............................................     35,400     1,307,322
                                                                   -----------
                                                                     2,683,814
                                                                   -----------
INSURANCE -- 4.6%
Hanover Insurance Group .............................     59,600     2,339,300
Platinum Underwriters Holdings ......................     59,100     1,875,834
Tower Group .........................................     83,800     1,762,314
                                                                   -----------
                                                                     5,977,448
                                                                   -----------
MACHINERY -- 1.0%
Toro ................................................     38,900     1,308,596
                                                                   -----------
MATERIALS & PROCESSING -- 2.7%
Clarcor .............................................     63,800     2,257,882
Schnitzer Steel Industries, Cl A ....................     48,200     1,298,026
                                                                   -----------
                                                                     3,555,908
                                                                   -----------
MEDICAL PRODUCTS & SERVICES -- 10.7%
Amsurg, Cl A* .......................................     89,100     2,222,154
Catalyst Health Solutions* ..........................     92,200     1,555,414
Conmed* .............................................     81,800     2,143,160
Emergency Medical Services, Cl A* ...................     49,900     1,639,714
Haemonetics* ........................................     36,035     2,128,227
Owens & Minor .......................................     52,217     2,259,430
PSS World Medical* ..................................    106,900     1,939,166
                                                                   -----------
                                                                    13,887,265
                                                                   -----------
MISCELLANEOUS CONSUMER SERVICES -- 1.6%
Bankrate* ...........................................     61,950     2,038,775
                                                                   -----------
PACKAGING -- 1.6%
Silgan Holdings .....................................     45,900     2,136,186
                                                                   -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2008

COMMON STOCK - CONTINUED

                                                        SHARES        VALUE
                                                      ---------   ------------
REAL ESTATE INVESTMENT TRUSTS -- 7.6%
CBL & Associates Properties .........................   109,200   $  1,007,916
EastGroup Properties ................................    65,300      2,186,244
Entertainment Properties Trust ......................    54,100      2,026,045
Healthcare Realty Trust .............................    89,500      2,286,725
National Retail Properties ..........................   131,600      2,346,428
                                                                  ------------
                                                                     9,853,358
                                                                  ------------
RESTAURANTS -- 1.4%
Panera Bread, Cl A* .................................    39,800      1,795,776
                                                                  ------------
RETAIL -- 3.7%
Aeropostale* ........................................    54,800      1,326,708
Fossil* .............................................    92,223      1,673,847
Gymboree* ...........................................    72,800      1,882,608
                                                                  ------------
                                                                     4,883,163
                                                                  ------------
SECURITIES BROKERAGE/DEALERS -- 1.2%
Investment Technology Group* ........................    77,400      1,579,734
                                                                  ------------
SEMICONDUCTORS -- 4.7%
Netlogic Microsystems* ..............................    92,600      1,955,712
Semtech* ............................................    60,600        734,472
Skyworks Solutions* .................................   313,200      2,233,116
Varian Semiconductor Equipment Associates* ..........    64,000      1,255,680
                                                                  ------------
                                                                     6,178,980
                                                                  ------------
TRANSPORTATION -- 1.8%
Forward Air .........................................    92,146      2,411,461
                                                                  ------------
   TOTAL COMMON STOCK
      (Cost $146,454,701) ...........................              125,940,318
                                                                  ------------
SHORT-TERM INVESTMENT -- 3.1%
HighMark U.S. Government Money Market Fund,
   0.450% (A)
   (Cost $4,040,281) ................................ 4,040,281      4,040,281
                                                                  ------------
   TOTAL INVESTMENTS -- 99.7%
      (Cost $150,494,982) ...........................             $129,980,599
                                                                  ============

     PERCENTAGES ARE BASED ON NET ASSETS OF $130,308,035.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

CL   CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2008

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
   Investments at value (Cost $150,494,982) ...................   $ 129,980,599
   Receivable for investment securities sold ..................       1,465,572
   Dividends receivable .......................................         184,659
   Receivable for capital shares sold .........................         119,302
   Prepaid expenses ...........................................          22,001
                                                                  -------------
   Total Assets ...............................................     131,772,133
                                                                  -------------
LIABILITIES:
   Payable for investment securities purchased ................       1,130,523
   Payable for capital shares redeemed ........................         143,093
   Payable due to Investment Advisor ..........................          82,435
   Shareholder service fees payable ...........................          31,434
   Payable due to Administrator ...............................          13,190
   Payable due to Chief Compliance Officer ....................           3,020
   Payable due to Trustees ....................................           2,227
   Other accrued expenses .....................................          58,176
                                                                  -------------
   Total Liabilities ..........................................       1,464,098
                                                                  -------------
   Total Net Assets ...........................................   $ 130,308,035
                                                                  =============
NET ASSETS CONSIST OF:
   Paid-in Capital ............................................     175,934,757
   Undistributed net investment income ........................         231,937
   Accumulated net realized loss on investments ...............     (25,344,276)
   Net unrealized depreciation on investments .................     (20,514,383)
                                                                  -------------
   TOTAL NET ASSETS ...........................................   $ 130,308,035
                                                                  =============
INVESTOR SHARES*:
   NET ASSET VALUE, Offering and Redemption Price Per Share --
      (unlimited authorization -- no par value)
      ($103,528,876 / 7,484,256 shares) ......................    $       13.83
                                                                  =============
INSTITUTIONAL SHARES*:
   NET ASSET VALUE, Offering and Redemption Price Per Share --
      (unlimited authorization -- no par value)
      ($26,779,159 / 1,935,302 shares) ........................   $       13.84
                                                                  =============

*    SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND              FMA SMALL COMPANY PORTFOLIO
                                             FOR THE YEAR ENDED OCTOBER 31, 2008

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividends .............................................   $  2,382,904
                                                          ------------
   TOTAL INVESTMENT INCOME ............................      2,382,904
                                                          ------------
EXPENSES
Investment Advisory Fees ..............................      1,216,618
Shareholder Servicing Fees -- Investor Class ..........        237,084
Administration Fees ...................................        194,660
Avoided TA Fees .......................................        188,546
Chief Compliance Officer Fees .........................         10,613
Trustees' Fees ........................................          7,999
Transfer Agent Fees ...................................        130,131
Printing Fees .........................................         70,702
Legal Fees ............................................         61,762
Registration & Filing Fees ............................         39,475
Audit Fees ............................................         19,766
Custodian Fees ........................................         10,671
Other Expenses ........................................         10,564
                                                          ------------
   TOTAL EXPENSES .....................................      2,198,591
Less:
Fees Paid Indirectly -- Note 4 ........................        (96,180)
                                                          ------------
   NET EXPENSES .......................................      2,102,411
                                                          ------------
NET INVESTMENT INCOME .................................        280,493
                                                          ------------
NET REALIZED LOSS ON INVESTMENTS ......................    (25,023,741)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   ON INVESTMENTS .....................................    (33,995,492)
                                                          ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS .......    (59,019,233)
                                                          ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..   $(58,738,740)
                                                          ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                             YEAR ENDED     YEAR ENDED
                                                                             OCTOBER 31,    OCTOBER 31,
                                                                                2008           2007
                                                                            ------------   ------------
OPERATIONS:
   Net Investment Income (Loss) .........................................   $    280,493   $   (445,719)
   Net Realized Gain (Loss) on Investments ..............................    (25,023,741)    24,784,283
   Net Change in Unrealized Appreciation (Depreciation) on Investments ..    (33,995,492)    (4,103,912)
                                                                            ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......    (58,738,740)    20,234,652
                                                                            ------------   ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income
      Investor Class ....................................................        (57,208)       (74,407)
      Institutional Class ...............................................        (46,530)            --
   Capital Gains
      Investor Class ....................................................    (24,356,642)   (24,565,801)
                                                                            ------------   ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ....................................    (24,460,380)   (24,640,208)
                                                                            ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Investor Class
      Issued ............................................................     36,070,096     75,261,067
      Reinvestment of Distributions .....................................     21,997,394     23,607,610
      Redeemed ..........................................................    (85,663,716)   (98,204,869)
                                                                            ------------   ------------
   Net Increase (Decrease) from Investor Class Share Transactions .......    (27,596,226)       663,808
                                                                            ------------   ------------
   Institutional Class
      Issued ............................................................     34,312,813             --
      Reinvestment of Distributions .....................................         43,624             --
      Redeemed ..........................................................     (1,772,034)            --
                                                                            ------------   ------------
   Net Increase from Institutional Class Share Transactions .............     32,584,403             --
                                                                            ------------   ------------
   Net Increase from Capital Share Transactions .........................      4,988,177        663,808
                                                                            ------------   ------------
      TOTAL DECREASE IN NET ASSETS ......................................    (78,210,943)    (3,741,748)
NET ASSETS:
   Beginning of Year ....................................................    208,518,978    212,260,726
                                                                            ------------   ------------
   End of Year (including undistributed net investment income of
      $231,937 and $0, respectively) ....................................   $130,308,035   $208,518,978
                                                                            ============   ============
SHARE TRANSACTIONS:
   Investor Class Shares*
      Issued ............................................................      2,074,197      3,430,287
      Reinvestment of Distributions .....................................      1,170,587      1,112,508
      Redeemed ..........................................................     (5,005,952)    (4,509,662)
                                                                            ------------   ------------
   Total Increase (Decrease) in Investor Class Shares ...................     (1,761,168)        33,133
                                                                            ============   ============
   Institutional Class Shares*
      Issued ............................................................      2,047,098             --
      Reinvestment of Distributions .....................................          2,745             --
      Redeemed ..........................................................       (114,541)            --
                                                                            ------------   ------------
   Total Increase in Institutional Class Shares .........................      1,935,302             --
                                                                            ------------   ------------
   Net Increase in Shares Outstanding from Share Transactions ...........        174,134             --
                                                                            ============   ============

*    SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE $0 OR ZERO SHARES.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                 INVESTOR CLASS SHARES++
                                                 ------------------------------------------------------
                                                                 YEARS ENDED OCTOBER 31,
                                                 ------------------------------------------------------
                                                   2008       2007       2006         2005       2004
                                                 --------   --------   --------     --------   --------
Net Asset Value, Beginning of Year ...........   $  22.55   $  23.04   $  22.40     $  23.77   $  20.08
                                                 --------   --------   --------     --------   --------
Income from Investment Operations:
   Net Investment Income (Loss)(1) ...........       0.05      (0.04)     (0.05)        0.03      (0.04)
   Net Realized and Unrealized Gain (Loss) ...      (6.01)      2.06       4.24         2.47       3.74
                                                 --------   --------   --------     --------   --------
   Total from Investment Operations ..........      (5.96)      2.02       4.19         2.50       3.70
                                                 --------   --------   --------     --------   --------
Dividends and Distributions:
   Net Investment Income .....................      (0.01)     (0.01)        --        (0.01)     (0.01)
   Capital Gains .............................      (2.75)     (2.50)     (3.55)       (3.86)        --
                                                 --------   --------   --------     --------   --------
   Total Dividends and Distributions .........      (2.76)     (2.51)     (3.55)       (3.87)     (0.01)
                                                 --------   --------   --------     --------   --------
Net Asset Value, End of Year .................   $  13.83   $  22.55   $  23.04     $  22.40   $  23.77
                                                 ========   ========   ========     ========   ========
TOTAL RETURN+ ................................     (29.67)%     9.43%     21.07%       11.07%     18.40%+++
                                                 ========   ========   ========     ========   ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (Thousands) ..........   $103,529   $208,519   $212,261     $162,839   $191,909
Ratio of Net Expenses to Average Net Assets ..       1.31%      1.25%      1.24%        1.20%      1.20%
Ratio of Expenses to Average Net Assets
   (Excluding Fees Paid Indirectly)* .........       1.37%      1.30%      1.27%        1.25%      1.24%**
Ratio of Net Investment Income (Loss)
   to Average Net Assets .....................       0.27%     (0.20)%    (0.17)%       0.09%     (0.18)%
Portfolio Turnover Rate ......................        177%       132%       135%++++     169%       145%

++ PRIOR TO MAY 2, 2008, INVESTOR CLASS SHARES WERE OFFERED AS INSTITUTIONAL CLASS SHARES.

*    SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.

** FOR THE YEAR ENDED OCTOBER 31, 2004, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES WAIVERS AND FEES PAID INDIRECTLY. IF THE FEES PAID INDIRECTLY WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.22%.

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE PORTFOLIO'S SHARES.

+++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED.

++++ INCLUDES THE EFFECTS OF IN-KIND TRANSACTIONS. IF THE IN-KIND TRANSACTIONS
     WERE NOT INCLUDED THE PORTFOLIO TURNOVER RATE WOULD HAVE BEEN 127%.

(1)  PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

                                  SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  INSTITUTIONAL
                                                  CLASS SHARES
                                                  MAY 2,2008++
                                                 TO OCTOBER 31,
                                                      2008
                                                 --------------
Net Asset Value, Beginning of Year............       $ 17.99
                                                     -------
Income from Investment Operations:
   Net Investment Income(1)...................          0.04
   Net Realized and Unrealized Loss...........         (4.17)
                                                     -------
   Total from Investment Operations...........         (4.13)
                                                     -------
Dividends and Distributions:
   Net Investment Income......................         (0.02)
                                                     -------
   Total Dividends and Distributions..........         (0.02)
                                                     -------
Net Asset Value, End of Year..................       $ 13.84
                                                     =======
TOTAL RETURN+.................................        (22.95)%
                                                     =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (Thousands)...........       $26,779
Ratio of Net Expenses to Average Net Assets...          1.08%**
Ratio of Expenses to Average Net Assets
   (Excluding Fees Paid Indirectly)*..........         1.18%**
Ratio of Net Investment Income
   to Average Net Assets......................         0.55%**
Portfolio Turnover Rate.......................          177%+++

++   COMMENCED OPERATIONS.

*    SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.

**   ANNUALIZED.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE PORTFOLIO'S SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED.

+++  PORTFOLIO TURNOVER IS NOT ANNUALIZED.

(1)  PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2008

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 34 portfolios. The financial statements herein are those of the FMA Small Company Portfolio (the "Portfolio"). The Portfolio seeks maximum, long-term total return, consistent with reasonable risk to principal, by investing in common stocks of smaller companies in terms of revenue and/or market capitalization. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held.

On February 29, 2008, the existing Institutional Class Shares were renamed as Investor Class Shares. On May 2, 2008, the FMA Small Company Portfolio Institutional Class Shares commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2008

     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

     FEDERAL INCOME TAXES -- It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     On November 1, 2007, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized.

     The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Management has completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the Fund's financial statements, and therefore the Fund did not record any tax expense in the current period. If the Fund were to record a tax expense as a result of the adoption of FIN 48, the tax expense would include any interest and penalties.

     The Fund files U. S. federal income tax returns and if applicable, returns in various foreign jurisdictions in which it invests. While the statute of limitations remains open to examine the Fund's U.S. federal income tax returns filed for the fiscal years 2005 to 2008, no examinations are in progress or anticipated at this time. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis from the settlement date.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     CLASSES -- Class-specific expenses are borne by that class of shares. Income realized and unrealized gain/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets. Shareholder Servicing Fees are class-specific expenses.

     ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Portfolio. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. As of October 31, 2008, there were no illiquid securities.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio will distribute substantially all of its net investment income, if any, quarterly. Any net realized net capital gains will be distributed at least annually. All

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2008

     distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from REITs held by the Portfolio.

     INVESTMENTS IN REITS -- With respect to the Portfolio, dividend income is recorded based on the income included in distributions received from the Real Estate Investment Trust ("REIT") investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, COMMISSION RECAPTURE, CUSTODIAN, DISTRIBUTION, SHAREHOLDER SERVICING AND TRANSFER AGENT AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

The Portfolio directs certain portfolio trades to the Distributor, via a network of executing brokers, who pay a portion of the Portfolio's expenses. Under this arrangement, the Portfolio had expenses reduced by $84,547, which was used to pay administration expenses. These amounts are included in "Fees Paid Indirectly" on the Statement of Operations.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Portfolio has adopted a shareholder servicing plan for Investor Shares that provides that the Portfolio may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the Investor Shares' average daily net assets. These amounts are disclosed as "Shareholder Servicing Fees" on the Statement of Operations.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2008

account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. These amounts are disclosed as "Avoided TA Fees" on the Statement of Operations.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement. The Portfolio earned cash management credits which are used to offset transfer agent expenses. During the period the Portfolio had transfer agent expenses reduced by $11,633. These amounts are included in "Fees Paid Indirectly" on the Statement of Operations.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Fiduciary Management Associates, LLC (the "Adviser"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of the Portfolio's average daily net assets.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2008, the Portfolio made purchases of $280,754,849 and sales of $299,655,722 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid in capital as appropriate, in the period that the difference arises. Permanent book and tax differences resulted in the reclassification of $55,182 to undistributed net investment income and a reclassification of $(55,182) to net realized gain. These book and tax differences were attributable to REIT adjustments and distribution reclassifications. These reclassifications had no effect on net assets or net asset value.

The tax character of dividends and distributions paid during the years ended October 31, 2008 and October 31, 2007, was as follows:

         ORDINARY      LONG-TERM
          INCOME     CAPITAL GAIN      TOTAL
       -----------   ------------   -----------
2008   $10,771,353   $13,689,027    $24,460,380
2007    11,449,903    13,190,305     24,640,208

As of October 31, 2008, total Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income   $    231,937
Capital Loss Carryforwards       (23,032,363)
Unrealized Depreciation          (22,826,296)
                                ------------
Total Accumulated Losses        $(45,626,722)
                                ============

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 2008

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2008, the Portfolio has $23,032,363 of capital loss carryforwards expiring in the year 2016.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at October 31, 2008, were as follows:

                   AGGREGATE         AGGREGATE
               GROSS UNREALIZED   GROSS UNREALIZED
  FEDERAL        APPRECIATION       DEPRECIATION     NET UNREALIZED
  TAX COST        SECURITIES         SECURITIES       DEPRECIATION
------------   ----------------   ----------------   --------------
$152,806,895      $4,237,342        $(27,063,638)     $(22,826,296)

8. OTHER:

At October 31, 2008, 60% of total shares outstanding were held by two shareholders in the FMA Small Company Portfolio, Investor Class, and 92% of total shares outstanding were held by two shareholders in the FMA Small Company Portfolio, Institutional Class, each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. ACCOUNTING PRONOUNCEMENTS:

In September 2006, FASB issued STATEMENT OF FINANCIAL ACCOUNTING STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2008, the Portfolio does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Funds' financial statements and related disclosures.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
FMA Small Company Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of FMA Small Company Portfolio (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Fund") at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2008

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Portfolio's costs in two ways:

- ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your ending account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.

                                               BEGINNING     ENDING      ANNUALIZED     EXPENSE
                                                ACCOUNT     ACCOUNT       EXPENSE        PAID
                                                 VALUE       VALUE         RATIOS       DURING
                                                5/01/08     10/31/08   FOR THE PERIOD   PERIOD*
                                               ---------   ---------   --------------   -------
FMA SMALL COMPANY PORTFOLIO - INVESTOR CLASS
ACTUAL PORTFOLIO RETURN                        $1,000.00   $  772.50        1.32%        $5.88
HYPOTHETICAL 5% RETURN                          1,000.00    1,018.50        1.32          6.70

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

                                                    BEGINNING     ENDING      ANNUALIZED     EXPENSE
                                                     ACCOUNT     ACCOUNT       EXPENSE        PAID
                                                      VALUE       VALUE         RATIOS       DURING
                                                    5/02/08++    10/31/08   FOR THE PERIOD   PERIOD*
                                                    ---------   ---------   --------------   -------
FMA SMALL COMPANY PORTFOLIO - INSTITUTIONAL CLASS
ACTUAL PORTFOLIO RETURN                             $1,000.00   $  770.50         1.08%       $4.78
HYPOTHETICAL 5% RETURN                               1,000.00    1,019.60         1.08         5.45

++   Commenced Operations.

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the period since inception).

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-362-8333. The following chart lists Trustees and Officers as of October 31, 2008.

                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                                                                         IN THE
                                                                                        ADVISORS'
                                            TERM OF                                   INNER CIRCLE
                          POSITION(S)     OFFICE AND                                      FUND
    NAME, ADDRESS,         HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)     OVERSEEN BY         OTHER DIRECTORSHIPS
        AGE(1)             THE TRUST    TIME SERVED(2)       DURING PAST 5 YEARS      BOARD MEMBER       HELD BY BOARD MEMBER(3)
----------------------   ------------   --------------   --------------------------   ------------   ------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A.                  Chairman      (Since 1991)    Currently performs various        34        Trustee of The Advisors' Inner
NESHER                   of the Board                    services on behalf of SEI                   Circle Fund II, Bishop Street
62 yrs. old               of Trustees                    Investments for which                       Funds, SEI Asset Allocation
                                                         Mr. Nesher is compensated.                  Trust, SEI Daily Income Trust,
                                                                                                     SEI Institutional
                                                                                                     International Trust, SEI
                                                                                                     Institutional Investments
                                                                                                     Trust, SEI Institutional
                                                                                                     Managed Trust, SEI Liquid
                                                                                                     Asset Trust, SEI Tax Exempt
                                                                                                     Trust, and SEI Alpha Strategy
                                                                                                     Portfolios, L.P., Director of
                                                                                                     SEI Global Master Fund, plc,
                                                                                                     SEI Global Assets Fund, plc,
                                                                                                     SEI Global Investments Fund,
                                                                                                     plc, SEI Investments Global,
                                                                                                     Limited, SEI Investments --
                                                                                                     Global Fund Services, Limited,
                                                                                                     SEI Investments (Europe),
                                                                                                     Limited, SEI Investments --
                                                                                                     Unit Trust Management (UK),
                                                                                                     Limited, SEI Global Nominee
                                                                                                     Ltd., SEI Opportunity Fund,
                                                                                                     L.P., SEI Structured Credit
                                                                                                     Fund, L.P., and SEI
                                                                                                     Multi-Strategy Funds plc.

WILLIAM M.                  Trustee      (Since 1992)    Self Employed Consultant          34        Trustee of The Advisors' Inner
DORAN                                                    since 2003. Partner,                        Circle Fund II, Bishop Street
1701 Market Street                                       Morgan, Lewis & Bockius                     Funds, SEI Asset Allocation
Philadelphia, PA 19103                                   LLP (law firm) from                         Trust, SEI Daily Income Trust,
68 yrs. old                                              1976-2003, counsel to the                   SEI Institutional
                                                         Trust, SEI SIMC, the                        International Trust, SEI
                                                         Administrator and the                       Institutional Investments
                                                         Distributor. Secretary of                   Trust, SEI Institutional
                                                         SEI since 1978.                             Managed Trust, SEI Liquid
                                                                                                     Asset Trust, SEI Tax Exempt
                                                                                                     Trust, and SEI Alpha Strategy
                                                                                                     Portfolios, L.P., Director of
                                                                                                     SEI since 1974. Director of
                                                                                                     the Distributor since 2003.
                                                                                                     Director of SEI Investments --
                                                                                                     Global Fund Services, Limited,
                                                                                                     SEI Investments Global,
                                                                                                     Limited, SEI Investments
                                                                                                     (Europe), Limited, SEI
                                                                                                     Investments (Asia), Limited
                                                                                                     and SEI Asset Korea Co., Ltd.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                                                                         IN THE
                                                                                        ADVISORS'
                                            TERM OF                                   INNER CIRCLE
                          POSITION(S)     OFFICE AND                                      FUND
    NAME, ADDRESS,         HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)     OVERSEEN BY         OTHER DIRECTORSHIPS
        AGE(1)             THE TRUST    TIME SERVED(2)       DURING PAST 5 YEARS      BOARD MEMBER       HELD BY BOARD MEMBER(3)
----------------------   ------------   --------------   --------------------------   ------------   ------------------------------
INDEPENDENT
BOARD MEMBERS

JAMES M.                    Trustee      (Since 1994)    Attorney, Solo                    34        Trustee of The Advisors' Inner
STOREY                                                   Practitioner since 1994.                    Circle Fund II, Bishop Street
77 yrs. old                                              Partner, Dechert,                           Funds, Massachusetts Health
                                                         September 1987-December                     and Education Tax-Exempt
                                                         1993.                                       Trust, and U.S. Charitable
                                                                                                     Gift Trust, SEI Asset
                                                                                                     Allocation Trust, SEI Daily
                                                                                                     Income Trust, SEI
                                                                                                     Institutional International
                                                                                                     Trust, SEI Institutional
                                                                                                     Investments Trust, SEI
                                                                                                     Institutional Managed Trust,
                                                                                                     SEI Liquid Asset Trust, SEI
                                                                                                     Tax Exempt Trust, and SEI
                                                                                                     Alpha Strategy Portfolios,
                                                                                                     L.P.

GEORGE J.                   Trustee      (Since 1999)    Self-Employed Consultant,         34        Trustee of The Advisors' Inner
SULLIVAN, JR.                                            Newfound Consultants Inc.                   Circle Fund II, Bishop Street
65 yrs. old                                              since April 1997.                           Funds, State Street Navigator
                                                                                                     Securities Lending Trust, SEI
                                                                                                     Asset Allocation Trust, SEI
                                                                                                     Daily Income Trust, SEI
                                                                                                     Institutional International
                                                                                                     Trust, SEI Institutional
                                                                                                     Investments Trust, SEI
                                                                                                     Institutional Managed Trust,
                                                                                                     SEI Liquid Asset Trust, SEI
                                                                                                     Tax Exempt Trust, Director of
                                                                                                     SEI Opportunity Fund, L.P.,
                                                                                                     and SEI Structured Credit
                                                                                                     Fund, L.P.

BETTY L.                    Trustee      (Since 2005)    Vice President Compliance         34        Trustee of The Advisors' Inner
KRIKORIAN                                                AARP Financial Inc. since                   Circle Fund II, Bishop Street
65 yrs. old                                              September 2008.                             Funds.
                                                         Self-Employed Legal and
                                                         Financial Services
                                                         Consultant since 2003.
                                                         In-house State Street Bank
                                                         Global Securities and Cash
                                                         Operations from 1995 to
                                                         2003.

CHARLES E.                  Trustee      (Since 2005)    Self-Employed Business            34        Director, Crown Pacific, Inc.
CARLBOM                                                  Consultant, Business                        and Trustee of The Advisors'
74 yrs. old                                              Project Inc. since 1997.                    Circle Fund II and Bishop
                                                         CEO and President, United                   Street Funds.
                                                         Grocers Inc. from 1997 to
                                                         2000.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                                                                         IN THE
                                                                                        ADVISORS'
                                                                                      INNER CIRCLE
                                            TERM OF                                       FUND
                          POSITION(S)     OFFICE AND                                   OVERSEEN BY
    NAME, ADDRESS,         HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)    BOARD MEMBER         OTHER DIRECTORSHIPS
        AGE(1)             THE TRUST    TIME SERVED(2)       DURING PAST 5 YEARS        /OFFICER     HELD BY BOARD MEMBER/OFFICER(3)
----------------------   ------------   --------------   --------------------------   ------------   ------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

MITCHELL A.                 Trustee      (Since 2005)    Private Investor since            34        Trustee of The Advisors' Inner
JOHNSON                                                  1994.                                       Circle Fund II, Bishop Street
66 yrs. old                                                                                          Funds, SEI Asset Allocation
                                                                                                     Trust, SEI Daily Income Trust,
                                                                                                     SEI Institutional
                                                                                                     International Trust, SEI
                                                                                                     Institutional Investments
                                                                                                     Trust, SEI Institutional
                                                                                                     Managed Trust, SEI Liquid
                                                                                                     Asset Trust, SEI Tax Exempt
                                                                                                     Trust, and SEI Alpha Strategy
                                                                                                     Portfolios, L.P.

JOHN K.                     Trustee      (Since 2008)    CEO, Office of Finance,           34        Director of Federal Home Loan
DARR                                                     FHL Banks from 1992-2007.                   Bank of Pittsburgh and Manna,
64 yrs. old                                                                                          Inc. and Trustee of The
                                                                                                     Advisers' Inner Circle Fund
                                                                                                     II, and Bishop Street Funds.

OFFICERS

PHILIP T.                  President     (Since 2008)    Managing Director of SEI          N/A                     N/A
MASTERSON                                                Investments since 2006
44 yrs. old                                              Vice President and
                                                         Assistant Secretary of the
                                                         Administrator from 2004 to
                                                         2006. General Counsel of
                                                         Citco Mutual Fund Services
                                                         from 2003 to 2004. Vice
                                                         President and Associate
                                                         Counsel for the
                                                         Oppenheimer Funds from
                                                         2001 to 2003.

MICHAEL                   Treasurer,     (Since 2005)    Director, SEI Investments,        N/A                     N/A
LAWSON                    Controller                     Fund Accounting since July
48 yrs. old                   and                        2005. Manager, SEI
                             Chief                       Investments Fund
                           Financial                     Accounting from April 1995
                            Officer                      to February 1998 and
                                                         November 1998 to July
                                                         2005.

RUSSELL                      Chief       (Since 2006)    Director of Investment            N/A                     N/A
EMERY                     Compliance                     Product Management and
45 yrs. old                 Officer                      Development at SEI
                                                         Investments since February
                                                         2003. Senior Investment
                                                         Analyst, Equity team at
                                                         SEI Investments from March
                                                         2000 to February 2003.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED) (CONCLUDED)

                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                                                                         IN THE
                                                                                        ADVISORS'
                                                                                      INNER CIRCLE
                                            TERM OF                                       FUND
                          POSITION(S)     OFFICE AND                                   OVERSEEN BY
    NAME, ADDRESS,         HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)    BOARD MEMBER         OTHER DIRECTORSHIPS
        AGE(1)             THE TRUST    TIME SERVED(2)       DURING PAST 5 YEARS        /OFFICER             HELD BY OFFICER
----------------------   ------------   --------------   --------------------------   ------------   ------------------------------
OFFICERS (CONTINUED)

JOSEPH M.                    Vice        (Since 2007)    Corporate counsel of SEI          N/A                     N/A
GALLO                      President                     since 2007; Associate
35 yrs. old                   and                        Counsel, ICMA Retirement
                           Secretary                     Corporation 2004-2007;
                                                         Federal Investigator, U.S.
                                                         Department of Labor
                                                         2002-2004; U.S. Securities
                                                         and Exchange Commission -
                                                         Division of Investment
                                                         Management, 2003.

CAROLYN F.                   Vice        (Since 2007)    Corporate counsel of SEI          N/A                     N/A
MEAD                       President                     since 2007; Associate,
51 yrs. old                   and                        Stradley, Ronon, Stevens &
                           Assistant                     Young 2004-2007; Counsel,
                           Secretary                     ING Variable Annuities,
                                                         1999-2002.

JAMES                        Vice        (Since 2004)    Employed by SEI                   N/A                     N/A
NDIAYE                     President                     Investments Company since
40 yrs. old                   and                        2004. Vice
                           Assistant                     President,Deutsche Asset
                           Secretary                     Management from 2003-2004.
                                                         Associate, Morgan, Lewis &
                                                         Bockius LLP from
                                                         2000-2003. Counsel,
                                                         Assistant Vice President,
                                                         ING Variable Annuities
                                                         Group from 1999-2000.

TIMOTHY D.                   Vice        (Since 2000)    General Counsel, Vice             N/A                     N/A
BARTO                      President                     President and Assistant
40 yrs. old                   and                        Secretary of SEI
                           Assistant                     Investments Global Funds
                           Secretary                     Services since 1999;
                                                         Associate, Dechert (law
                                                         firm) from 1997-1999;
                                                         Associate, Richter, Miller
                                                         & Finn (law firm) from
                                                         1994-1997.

ANDREW S.                 AML Officer    (Since 2008)    Compliance Officer and            N/A                     N/A
DECKER                                                   Product Manager, SEI
45 yrs. old                                              2005-2008 Vice President,
                                                         Old Mutual Capital,
                                                         2000-2005. Operations
                                                         Director, Prudential
                                                         Investments, 1998-2000.

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have an October 31, 2008 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2008 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2008, the Portfolio is designating the following items with regard to distributions paid during the year.

                      LONG TERM        ORDINARY                        DIVIDEND     QUALIFYING     SHORT-TERM
                     CAPITAL GAIN      INCOME           TOTAL          RECEIVED       DIVIDEND    CAPITAL GAIN
                    DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DEDUCTION (1)   INCOME (2)   DIVIDENDS (3)
                    -------------   -------------   -------------   -------------   ----------   -------------
FMA Small Company
Portfolio               55.96%          44.04%         100.00%          14.01%        12.72%         100%

(1) Dividend Received Deduction represents dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of "Ordinary Income Distributions."

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the Portfolio to designate the maximum amount permitted by the law.

     The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2008. Complete information will be computed and reported in conjunction with your 2008 Form 1099-DIV.

(3) The percentage in this column represents the amount of "Short-term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

     The information reported herein may differ from the information and the distributions taxable to the shareholders for the calendar year ending December 31, 2008. Complete information will be computed and reported in conjunction with your 2008 Form 1099-DIV.

                           FMA SMALL COMPANY PORTFOLIO
                                 P.O. Box 219009
                             Kansas City, MO 64121
                                  866-FMA-8333

                                    ADVISER:
                      Fiduciary Management Associates, LLC
                   55 West Monroe Street, Suite 2550
                             Chicago, IL 60603-5093

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

This information must be preceded or accompanied by a current prospectus for the
                              Portfolio described.

FMA-AR-001-0800

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ ------------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(a)       Audit        $246,200           $0               $0           $210,200            $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(b)       Audit-
          Related         $0              $0               $0              $0               $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(c)       Tax Fees        $0              $0               $0              $0               $0              $0

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(d)       All             $0              $0               $0              $0               $0              $0
          Other
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ -----------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(a)       Audit        $316,360           N/A             N/A           $353,110          N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(b)       Audit-
          Related        N/A              N/A             N/A             N/A             N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(c)       Tax Fees       N/A              N/A             N/A             N/A             N/A             N/A

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------




(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%               0%

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%               0%

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%               0%

                  --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%              N/A

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%              N/A

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%              N/A

                  --------------------------- ---------------- ---------------

(f)    Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.   EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        ------------------
                                        Michael Lawson, Treasurer,
                                        Controller & CFO
Date:  December 28, 2008


* Print the name and title of each signing officer under his or her signature.